ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.                                     ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2010	2011

Accounts receivable	$8,174	$16,809
Allowance for doubtful accounts	(14)	(68)
Accounts receivable, net	$8,160	$16,741

Movement of allowance for doubtful accounts is as follows:

	December 31,
	2009	2010	2011

Balance at beginning of year	$38	$51	$14
Charge to (reversal of) expenses	27	(32)	51
Write off during the year	(16)	(4)	—
Exchange rate differences	2	(1)	3
Balance at end of year	$51	$14	$68